Investments - Schedule of Comprehensive Income Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Profit for the period	R$ 115,973	R$ 219,459	R$ 219,401
Total comprehensive income	142,471	216,856	R$ 218,574
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue	809	164
Profit for the period	(14,171)	(6,797)
Total comprehensive income	(14,171)	(6,797)
Profit/(loss) allocated to NCI	(2,229)	(1,149)
Vinci Asset Allocation [Member]
Disclosure of subsidiaries [line items]
Revenue	429	90
Profit for the period	(1,036)	(1,292)
Total comprehensive income	(1,036)	(1,292)
Profit/(loss) allocated to NCI	(259)	(323)
Vinci Holding Securitaria [Member]
Disclosure of subsidiaries [line items]
Revenue	380	74
Profit for the period	(13,135)	(5,505)
Total comprehensive income	(13,135)	(5,505)
Profit/(loss) allocated to NCI	R$ (1,970)	R$ (826)